Segmented information (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Segmented Information
Revenue percentage	93.00%	96.00%
Revenue from customers	$ 38,100	$ 36,900